Annual Operating Expenses {- High Income Portfolio} - 02.28 VIP High Income Portfolio Investor PRO-10 - High Income Portfolio - VIP High Income Portfolio-Investor VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.71%